Related party disclosures	12 Months Ended
Dec. 31, 2021
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Related party disclosures
27. Related party disclosures
Compensation of key management personnel of the Company
The remuneration of key management personnel of the Company is set out below in aggregate:

	Year ended December 31,
	2021	2020	2019
	£’000s	£’000s	£’000s
Short-term benefits	4,018	4,479	3,488
Post-employment benefits	173	144	64
Share-based payment charge	2,559	875	1,152

Total	6,750	5,498	4,704

The amounts disclosed in the table above are the amounts recognized as an expense during the reporting period related to key management personnel. In 2021, key management personnel of the Company consisted of the executive director (the Chief Executive Officer), non-executive
directors, and other members of senior executive management (the Chief Financial Officer, the General Counsel, the Chief Portfolio Management and Pipeline Strategy, Chief Business Officer, Chief Scientific Officer and the Chief Patient Access and Commercial Planning).
Employee Benefit Trust
In 2016 the Company set up an Employee Benefit Trust (“EBT”). The EBT holds ADS’s to satisfy the exercise of options under the Company’s share-based incentive schemes (Note 26).
No funding was loaned to the EBT by the Company during the year ended December 31, 2021 (2020: nil). During the year ended December 31, 2021, no ordinary shares were purchased by the
EBT (2020: 7).
A total of 31,205 ADSs (2020: nil) held by the EBT were used in the year-ended December 31, 2021 to satisfy the exercise of options under the Company’s share-based incentive schemes. As of December 31, 2021, the EBT holds 216,251 ADSs (2020: 247,456) along with £17,866 in cash (2020: £21,762).